Stock Options Oustanding and Exercisable (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:OutstandingOptionsNumber99To128-0]	358,999
[custom:OutstandingOptionsAggregateIntrinsicValue99To128-0]	$ 697,718
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears99To128]	8 years 7 months 2 days
[custom:ExercisableOptionsNumber99To128-0]	358,999
[custom:ExercisableOptionsWeightedAverageExercisePrice99To128-0]	$ 1.07
[custom:ExercisableOptionsAggregateIntrinsicValue99To128-0]	$ 697,718
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears99To128]	8 years 7 months 2 days
[custom:OutstandingOptionsNumber160To160-0]	2,863,750
[custom:OutstandingOptionsAggregateIntrinsicValue160To160-0]	$ 4,037,888
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears160To160]	7 years 6 months 3 days
[custom:ExercisableOptionsNumber160To160-0]	2,863,750
[custom:ExercisableOptionsWeightedAverageExercisePrice160To160-0]	$ 1.60
[custom:ExercisableOptionsAggregateIntrinsicValue160To160-0]	$ 4,037,888
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears160To160]	7 years 6 months 3 days
[custom:OutstandingOptionsNumber161To193-0]	435,000
[custom:OutstandingOptionsAggregateIntrinsicValue161To193-0]	$ 539,350
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears161To193]	5 years 6 months 10 days
[custom:ExercisableOptionsNumber161To193-0]	435,000
[custom:ExercisableOptionsWeightedAverageExercisePrice177-0]	$ 1.77
[custom:ExercisableOptionsWeightedAverageExercisePrice161To193-0]	$ 539,350
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears161To193]	5 years 6 months 10 days
[custom:OutstandingOptionsNumber239to252-0]	3,514,643
[custom:OutstandingOptionsAggregateIntrinsicValue239To252-0]		$ 2,160,229
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears239To252]	3 years 1 month 28 days
[custom:ExercisableOptionsNumber239To252-0]	3,514,643
[custom:ExercisableOptionsWeightedAverageExercisePrice240-0]	$ 2.40
[custom:ExercisableOptionsWeightedAverageExercisePrice239To252-0]	$ 2,160,229
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears239To252]	3 years 1 month 28 days
[custom:OutstandingOptionsNumber315To326-0]	570,000
[custom:OutstandingOptionsAggregateIntrinsicValue315To326-0]	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears315To326]	2 years 11 months 12 days
[custom:ExercisableOptionsNumber315To326-0]	570,000
[custom:ExercisableOptionsWeightedAverageExercisePrice315To326-0]	$ 3.21
[custom:ExercisableOptionsAggregateIntrinsicValue315To326-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears315To326]	2 years 11 months 12 days
Outstanding Options Number Total	7,742,392
Outstanding Options Aggregate Intrinsic Value Total	$ 7,435,185
Outstanding Options Weighted Average Remaining Contractual Term Years Total	5 years 1 month 20 days
Exercisable Options Number Total	7,742,392
Exercisable Options Weighted Average Exercise Price Total	$ 2.06
Exercisable Options Aggregate Intrinsic Value Total	$ 7,435,185
Exercisable Options Weighted Average Remaining Contractual Term Years Total	5 years 1 month 20 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.67%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	1 year 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	52.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.07
Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.77
Range 239to 252 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.40
Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21
Range 99to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.06
Minimum [Member] | Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.99
Minimum [Member] | Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Minimum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61
Minimum [Member] | Range 239to 252 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39
Minimum [Member] | Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15
Minimum [Member] | Range 99to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.99
Maximum [Member] | Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.28
Maximum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93
Maximum [Member] | Range 239to 252 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.52
Maximum [Member] | Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.26
Maximum [Member] | Range 161to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.26